Equity (Details Textual)												1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 26, 2017 ILS (₪) shares	Dec. 26, 2017 USD ($) shares	Nov. 09, 2017 ILS (₪) ₪ / shares shares	Nov. 08, 2017 ILS (₪) ₪ / shares shares	Sep. 06, 2017 USD ($)	Jul. 31, 2016 $ / shares	Jun. 09, 2016 ILS (₪) ₪ / shares shares	Feb. 02, 2016 ILS (₪) ₪ / shares shares	Jul. 01, 2015 ILS (₪) ₪ / shares shares	Jun. 24, 2015 $ / shares	Mar. 22, 2015 $ / shares	Feb. 12, 2017 ILS (₪) ₪ / shares shares	Nov. 17, 2016	Jun. 30, 2017 ILS (₪) share ₪ / shares shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 ILS (₪) shares	Jul. 28, 2016 ILS (₪) share shares
Equity (Textual)
Shares issued															166,816,328	107,128,864
Shares held by the Company															920,461
Ordinary shares of par value | ₪ / shares															₪ 0.03
Ordinary shares holders right to vote and participate shareholder meetings description															The ordinary shares confer on their holders the right to vote and participate in shareholder meetings (with one vote for each NIS 0.03 share), the right to receive profits and the right to participate in surplus assets on liquidation of the Company.
Capital raise amount | ₪							₪ 11,800,000	₪ 8,200,000	₪ 11,300,000			₪ 7,200,000
Issuance costs | ₪							₪ 684,000	₪ 643,000	₪ 1,300,000			₪ 404,000				₪ 1,197,000
Warrant to purchase of ordinary shares exercise price | $ / shares						$ 0.8				$ 0.30	$ 0.6
Exercise period						3 years
Acquired equipment and clean rooms | ₪																	₪ 1,849,000
Total consideration amount paid in cash | ₪																	₪ 1,197
Total consideration amount paid in shares | share																	1,067,916
Repaid cash over the term | ₪																	₪ 525,000
Ordinary shares and warrants description													Pursuant to the reverse split each 3 ordinary shares of NIS 0.01 par value were converted into one share of NIS 0.03 par value of the Company. Additionally, according to the share option plan of the Company, every 3 unlisted options that were allocated through private offers to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 0.03 par value. No change took place in the exercise price of the options, as above; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3. Further, according to the terms and conditions of the marketable warrants of the Company, each 3 marketable warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 0.03 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3. Following the reverse split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the share numbers, losses per share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1 to 3 reverse share split.
Share based payment price per share																0.03%
Share based payment term																10 years
Alpha Purchase Agreement [Member] | Tranches Three [Member]
Equity (Textual)
Ordinary shares and convertible debenture for purchase price | $					$ 1,000,000
Meitav Purchase Agreement [Member]
Equity (Textual)
Ordinary shares of par value | ₪ / shares				₪ 40
Exercise period				5 years
Meitav Purchase Agreement [Member] | Tranches One [Member]
Equity (Textual)
Shares issued	11,900,000	11,900,000		9,500,000
Gross proceeds of debenture	₪ 4,760,000	$ 1,384,824
Ordinary shares purchase price | ₪				₪ 3,800
Meitav Purchase Agreement [Member] | Tranches Two [Member]
Equity (Textual)
Shares issued	11,900,000	11,900,000		2,400,000
Gross proceeds of debenture	₪ 4,760,000	$ 1,384,824
Percentage of closing securities purchase agreement				20.00%
Ordinary shares purchase price | ₪				₪ 960,000
Meitav Purchase Agreement [Member] | Tranches Three [Member]
Equity (Textual)
Warrants exercisable into ordinary shares				11,900,000
Sagi Purchase Agreement [Member]
Equity (Textual)
Ordinary shares of par value | ₪ / shares			₪ 40
Exercise period			5 years
Sagi Purchase Agreement [Member] | Tranches One [Member]
Equity (Textual)
Shares issued			9,300,000
Warrants exercisable into ordinary shares	9,300,000	9,300,000
Gross proceeds of debenture	₪ 3,720,000	$ 1,054,122
Ordinary shares purchase price | ₪			₪ 3,700,000
Sagi Purchase Agreement [Member] | Tranches Two [Member]
Equity (Textual)
Warrants exercisable into ordinary shares			9,300,000
March 31, 2018 [Member] | Meitav Purchase Agreement [Member] | Tranches Three [Member]
Equity (Textual)
Warrants to purchase of ordinary shares															11,900,000
March 31, 2018 [Member] | Sagi Purchase Agreement [Member] | Tranches Two [Member]
Equity (Textual)
Warrants to purchase of ordinary shares															9,300,000
Ordinary Shares [Member]
Equity (Textual)
Shares issued							11,267,833	5,745,903	8,317,000								1,067,916
Ordinary Shares [Member] | January 31, 2018 [Member]
Equity (Textual)
Shares issued															50
Pre-Funded Warrant [Member] | March 31, 2018 [Member] | Alpha Purchase Agreement [Member]
Equity (Textual)
Warrants to purchase of ordinary shares
Warrants exercisable into ordinary shares
Series G Warrants [Member]
Equity (Textual)
Number of warrants									8,623,000
Warrants to purchase of ordinary shares									2,874,333
Warrant to purchase of ordinary shares exercise price | ₪ / shares									₪ 0.8
Exercise period									3 years
Additional warrants exercised									673,284
Series H Warrants [Member]
Equity (Textual)
Number of warrants									3,852,000
Warrants to purchase of ordinary shares									1,284,000
Warrant to purchase of ordinary shares exercise price | ₪ / shares									₪ 0.85
Exercise period									3 years
Additional warrants exercised									300,764
Series I Warrants [Member]
Equity (Textual)
Number of warrants								12,930,505
Warrants exercisable into ordinary shares								4,310,168
Warrant to purchase of ordinary shares exercise price | ₪ / shares								₪ 0.80
Exercise period								3 years
Series I Warrants [Member] | Israeli Broker [Member]
Equity (Textual)
Number of warrants								814,520
Warrants exercisable into ordinary shares								271,507
Warrant to purchase of ordinary shares exercise price | ₪ / shares								₪ 0.80
Exercise period								3 years
Series J Warrants [Member]
Equity (Textual)
Number of warrants								8,618,855
Warrants exercisable into ordinary shares								2,872,952
Warrant to purchase of ordinary shares exercise price | ₪ / shares								₪ 0.575
Exercise period								3 years
Warrants expired								On July 31, 2016, 8,618,855 Series J warrants expired.
Series K Warrants [Member]
Equity (Textual)
Number of warrants							33,803,500
Warrants exercisable into ordinary shares							11,267,833
Warrant to purchase of ordinary shares exercise price | ₪ / shares							₪ 0.60
Exercise period							3 years
Series K Warrants [Member] | Israeli Broker [Member]
Equity (Textual)
Number of warrants							2,728,000
Warrants exercisable into ordinary shares							909,333
Warrant to purchase of ordinary shares exercise price | ₪ / shares							₪ 0.60
Exercise period							3 years
Series L Warrants [Member]
Equity (Textual)
Shares issued												21,152,000
Number of warrants												10,576,000		10,055,464
Warrants exercisable into ordinary shares												10,576,000		10,055,464
Warrant to purchase of ordinary shares exercise price | ₪ / shares												₪ 0.36		₪ 0.36
Total consideration amount paid in cash | ₪														₪ 3,618,000
Total consideration amount paid in shares | share														1,461,936
Series L Warrants [Member] | Israeli Broker [Member]
Equity (Textual)
Number of warrants												941,400
Warrants exercisable into ordinary shares												941,400
Warrant to purchase of ordinary shares exercise price | ₪ / shares												₪ 0.36
Warrants expired												Series L warrants that were not exercised expired on June 14, 2017.